Share-based payments - Estimated the fair value of the share options granted (Details)													12 Months Ended
	Dec. 30, 2021 Options Y $ / shares	Nov. 15, 2021 Options Y $ / shares	Jun. 17, 2021 Y Options $ / shares	May 21, 2021 Options Y $ / shares	Mar. 11, 2021 Y Options $ / shares	Dec. 22, 2020 Options Y $ / shares	Dec. 15, 2020 Y Options $ / shares	Nov. 16, 2020 Options Y $ / shares	Aug. 17, 2020 Y Options $ / shares	Jun. 08, 2020 Options Y $ / shares	May 20, 2020 Options Y $ / shares	Mar. 12, 2020 Y Options $ / shares	Dec. 31, 2021 Options	Dec. 31, 2020 Options
Share-based payments
Exercise price | $ / shares	$ 14.90	$ 14.96	$ 23.14	$ 22.08	$ 28.16	$ 25.01	$ 23.02	$ 24.31	$ 20.39	$ 16.87	$ 17.44	$ 15.15
Expected volatility	84.00%	84.00%	85.00%	85.00%	84.00%	85.00%	85.00%	85.00%	83.00%	84.00%	84.00%	82.00%
Expected life of share options (in years) | Y	6	6	6	6	6	6	6	6	6	6	6	6
Risk-free interest rate	1.69%	1.54%	1.25%	1.34%	1.09%	0.48%	0.45%	0.46%	0.48%	0.58%	0.46%	0.60%
Number of share options issued | Options	105,071	24,500	1,000	555,464	12,000	11,500	10,000	84,900	2,900	80,000	481,405	16,550	698,035	687,255